Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 5.9	$ 5.0	$ 6.3
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	100,000	100,000	100,000
Common shares, issued	100,000	100,000	100,000
Common shares, outstanding	100,000	100,000	100,000
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	1,900,000	1,900,000	1,900,000
Common shares, issued	912,076	910,735	907,346
Common shares, outstanding	912,076	910,735	907,346